JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 86.2%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc.	468	91,777
RTX Corp.	392	65,677
TransDigm Group, Inc.	20	26,664
		184,118
Air Freight & Logistics — 0.4%
FedEx Corp.	75	17,800
United Parcel Service, Inc., Class B	81	6,749
		24,549
Banks — 0.6%
Bank of America Corp.	541	27,938
US Bancorp	250	12,078
		40,016
Beverages — 2.8%
Coca-Cola Co. (The)	645	42,765
Keurig Dr Pepper, Inc.	1,998	50,960
PepsiCo, Inc.	575	80,763
		174,488
Biotechnology — 2.9%
AbbVie, Inc.	461	106,776
Regeneron Pharmaceuticals, Inc.	78	43,529
Vertex Pharmaceuticals, Inc. *	84	33,054
		183,359
Broadline Retail — 1.5%
Amazon.com, Inc. *	434	95,312
Building Products — 2.4%
Carrier Global Corp.	998	59,569
Trane Technologies plc	217	91,519
		151,088
Capital Markets — 2.3%
Ameriprise Financial, Inc.	138	67,538
CME Group, Inc.	146	39,485
Intercontinental Exchange, Inc.	73	12,362
Raymond James Financial, Inc.	127	21,958
		141,343
Chemicals — 1.0%
Ecolab, Inc.	100	27,363
Linde plc	79	37,639
		65,002
Construction Materials — 0.5%
Vulcan Materials Co.	105	32,290
Consumer Finance — 1.0%
American Express Co.	188	62,381

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	21	18,992
Walmart, Inc.	843	86,891
		105,883
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	199	8,739
Electric Utilities — 3.2%
Entergy Corp.	214	19,978
NextEra Energy, Inc.	1,138	85,870
Southern Co. (The)	975	92,434
		198,282
Electrical Equipment — 2.5%
Eaton Corp. plc	202	75,710
Emerson Electric Co.	624	81,830
		157,540
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	74	9,184
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	201	9,810
Entertainment — 2.4%
Netflix, Inc. *	56	67,235
Walt Disney Co. (The)	719	82,325
		149,560
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	87	43,565
Corpay, Inc. *	123	35,399
Fiserv, Inc. *	50	6,373
Mastercard, Inc., Class A	174	99,154
Visa, Inc., Class A	276	94,314
		278,805
Food Products — 1.2%
Mondelez International, Inc., Class A	1,169	73,008
Ground Transportation — 0.4%
Union Pacific Corp.	99	23,384
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. *	319	31,168
Medtronic plc	865	82,314
Stryker Corp.	216	79,836
		193,318
Health Care Providers & Services — 0.6%
Humana, Inc.	68	17,674
UnitedHealth Group, Inc.	65	22,381
		40,055

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 1.0%
Ventas, Inc.	397	27,759
Welltower, Inc.	197	35,144
		62,903
Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc., Class A *	1,510	59,184
Hilton Worldwide Holdings, Inc.	127	33,019
McDonald's Corp.	267	81,242
Yum! Brands, Inc.	563	85,517
		258,962
Household Products — 1.1%
Church & Dwight Co., Inc.	319	27,939
Procter & Gamble Co. (The)	245	37,705
		65,644
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	65	12,659
Industrial Conglomerates — 1.3%
3M Co.	524	81,293
Industrial REITs — 0.1%
Prologis, Inc.	56	6,360
Insurance — 4.3%
Aon plc, Class A	54	19,272
Arthur J Gallagher & Co.	237	73,352
Chubb Ltd.	150	42,242
Progressive Corp. (The)	339	83,834
Travelers Cos., Inc. (The)	184	51,427
		270,127
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	422	102,681
Meta Platforms, Inc., Class A	134	98,451
		201,132
IT Services — 1.2%
Accenture plc, Class A (Ireland)	121	29,833
Cognizant Technology Solutions Corp., Class A	689	46,192
		76,025
Life Sciences Tools & Services — 1.3%
Danaher Corp.	263	52,118
Thermo Fisher Scientific, Inc.	61	29,826
		81,944
Machinery — 1.3%
Cummins, Inc.	17	7,312
Deere & Co.	72	32,859

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	158	13,030
Otis Worldwide Corp.	287	26,208
		79,409
Media — 0.9%
Comcast Corp., Class A	1,797	56,476
Multi-Utilities — 1.1%
Ameren Corp.	117	12,207
CMS Energy Corp.	380	27,834
Public Service Enterprise Group, Inc.	209	17,480
Sempra	112	10,089
		67,610
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	673	75,493
Exxon Mobil Corp.	265	29,855
		105,348
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,568	70,710
Eli Lilly & Co.	58	44,386
Johnson & Johnson	516	95,604
Merck & Co., Inc.	573	48,141
		258,841
Professional Services — 0.8%
Automatic Data Processing, Inc.	101	29,687
Leidos Holdings, Inc.	104	19,684
		49,371
Semiconductors & Semiconductor Equipment — 6.8%
Analog Devices, Inc.	367	90,185
ASML Holding NV (Registered), NYRS (Netherlands)	46	44,323
Broadcom, Inc.	225	74,343
Lam Research Corp.	287	38,431
NVIDIA Corp.	572	106,793
NXP Semiconductors NV (Netherlands)	142	32,273
Texas Instruments, Inc.	205	37,675
		424,023
Software — 6.0%
Cadence Design Systems, Inc. *	132	46,595
Intuit, Inc.	89	60,763
Microsoft Corp.	200	103,477
Oracle Corp.	285	80,099
ServiceNow, Inc. *	90	82,526
		373,460
Specialized REITs — 1.7%
American Tower Corp.	89	17,053

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	66	51,791
SBA Communications Corp.	190	36,740
		105,584
Specialty Retail — 3.7%
AutoZone, Inc. *	2	9,503
Burlington Stores, Inc. *	147	37,320
Lowe's Cos., Inc.	367	92,219
Ross Stores, Inc.	618	94,141
		233,183
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	353	89,773
Tobacco — 0.7%
Altria Group, Inc.	219	14,501
Philip Morris International, Inc.	177	28,650
		43,151
Total Common Stocks (Cost $4,173,065)		5,404,792
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.4%
Barclays Bank plc, ELN, 42.35%, 10/21/2025, (linked to S&P 500 Index) (United Kingdom) (a)	9	56,287
Barclays Bank plc, ELN, 51.20%, 11/4/2025, (linked to S&P 500 Index) (United Kingdom) (a)	9	54,670
BNP Paribas, ELN, 43.28%, 10/14/2025, (linked to S&P 500 Index) (France) (a)	9	56,261
BNP Paribas, ELN, 43.44%, 10/24/2025, (linked to S&P 500 Index) (France) (a)	9	54,696
BNP Paribas, ELN, 48.82%, 11/3/2025, (linked to S&P 500 Index) (France) (a)	8	55,207
Citigroup Global Markets Holdings, Inc., ELN, 42.40%, 10/15/2025, (linked to S&P 500 Index) (a)	9	57,581
Morgan Stanley Finance LLC, ELN, 42.05%, 10/7/2025, (linked to S&P 500 Index) (b)	9	57,980
Morgan Stanley Finance LLC, ELN, 44.16%, 11/7/2025, (linked to S&P 500 Index) (b)	8	54,992
Morgan Stanley Finance LLC, ELN, 47.01%, 10/10/2025, (linked to S&P 500 Index) (b)	10	54,817
National Bank of Canada, ELN, 44.44%, 10/28/2025, (linked to S&P 500 Index) (a)	8	54,938
Royal Bank of Canada, ELN, 40.78%, 10/17/2025, (linked to S&P 500 Index) (Canada) (a)	9	57,314
Royal Bank of Canada, ELN, 41.63%, 10/6/2025, (linked to S&P 500 Index) (Canada) (a)	9	57,606
Royal Bank of Canada, ELN, 43.75%, 10/20/2025, (linked to S&P 500 Index) (Canada) (a)	9	57,947
Societe Generale SA, ELN, 40.63%, 10/27/2025, (linked to S&P 500 Index) (France) (a)	9	54,501
Societe Generale SA, ELN, 49.05%, 10/31/2025, (linked to S&P 500 Index) (a)	8	55,538
Total Equity-Linked Notes (Cost $861,963)		840,335

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (c) (d) (Cost $47,030)	47,010	47,029
Total Investments — 100.3% (Cost $5,082,058)		6,292,156
Liabilities in Excess of Other Assets — (0.3)%		(19,416)
NET ASSETS — 100.0%		6,272,740

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,404,792	$—	$—	$5,404,792
Equity Linked Notes	—	840,335	—	840,335

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$47,029	$—	$—	$47,029
Total Investments in Securities	$5,451,821	$840,335	$—	$6,292,156
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$9,909	$758,670	$721,547	$(2)	$(1)	$47,029	47,010	$271	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	—	46,800	46,800	—	—	—	—	17	—
Total	$9,909	$805,470	$768,347	$(2)	$(1)	$47,029		$288	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.